UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2017 – October 31, 2017

Item 1.  Schedule of Investments.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) OCTOBER 31, 2017

Value

Total Investments - 0.0% (Cost $0)	$-
Other Assets & Liabilities, Net – 100.0%	18,097,011
Net Assets – 100.0%	$18,097,011

At October 31, 2017, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
47	CBOE VIX Future	11/15/17	$575,206	$(45,281)
44	CBOE VIX Future	12/20/17	555,849	(20,149)
131	S&P 500 E-mini Future	12/15/17	16,320,867	530,318
			$17,451,922	$464,888

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2017.
Valuation Inputs	Other Financial Instruments*

Level 1 - Quoted Prices	$464,888
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$464,888

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at unrealized appreciation (depreciation) at period end.

The Level 1 value displayed in this table includes  futures.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended October 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABR ENHANCED SHORT & VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) OCTOBER 31, 2017

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 79.2%
U.S. Government & Agency Obligations - 79.2%
U.S. Treasury Securities - 79.2%
$35,800	U.S. Treasury Bond	2.88%	05/15/43	$35,977
31,500	U.S. Treasury Bond	3.63	08/15/43	36,023
30,800	U.S. Treasury Bond	3.75	11/15/43	35,975
31,500	U.S. Treasury Bond	3.63	02/15/44	36,069
32,800	U.S. Treasury Bond	3.38	05/15/44	36,027
34,300	U.S. Treasury Bond	3.13	08/15/44	36,058
				216,129

Total U.S. Government & Agency Obligations (Cost $216,165)	216,129
Total Fixed Income Securities (Cost $216,165)	216,129

Exchange Traded Fund - 1.1%
200	ProShares Ultra VIX Short-Term Futures ETF (a) (Cost $3,923)	3,064

Total Investments - 80.3% (Cost $220,088)	$219,193
Other Assets & Liabilities, Net – 19.7%	53,632
Net Assets – 100.0%	$272,825

ETF	Exchange Traded Fund
(a)	Non-income producing security.

AFAAt October 31, 2017, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
(3)	CBOE VIX Future	11/15/17	$(37,943)	$4,118
(2)	CBOE VIX Future	12/20/17	(24,096)	(255)
			$(62,039)	$3,863

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2017.
Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$3,064	$3,863
Level 2 - Other Significant Observable Inputs	216,129	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$219,193	$3,863

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at unrealized appreciation (depreciation) at period end.

The Level 1 value displayed in this table is an Exchange Traded Fund. The Level 2 value displayed in this table is U.S. Treasury Securities. Refer to this Schedule of Investments for a further breakout of each security by sector.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended October 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 28, 2017